Consolidated Statements of Cash Flows - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income (loss)	$ (3,006,513)	$ (1,419,640)	$ 4,075,806	$ (13,922,930)
Adjustments to reconcile net income (loss) to cash used in operating activities:
Depreciation and amortization	4,059,000	3,695,000		7,805,000	$ 6,791,000	$ 3,325,000
Changes in operating assets and liabilities:
Accounts payable	(139,733)	97,029	61,390	(82,173)
Net cash provided by (used in) operating activities	(755,575)	(1,355,562)	(196,353)	(1,783,956)
Cash flows from investing activities:
Net cash provided by (used in) investing activities	132,539,207	947,145	(243,765,120)	1,141,945
Cash flows from financing activities:
Proceeds from notes payable			130,100
Net cash provided by (used in) financing activities	(132,099,207)	(100,564)	(245,402,370)	100,564
Net increase (decrease) in cash and cash equivalents	(315,575)	(508,981)	1,440,897	(742,575)
Supplemental disclosures of cash flow information:
Cash paid for (received from) income taxes, net	240,000	943,830		1,138,630
VELODYNE LIDAR, INC AND SUBSIDIARIES
Net income (loss)	(33,112,000)	(11,658,000)		(67,226,000)	(62,300,000)	15,761,000
Adjustments to reconcile net income (loss) to cash used in operating activities:
Depreciation and amortization	4,251,000	3,695,000		7,993,000	6,791,000	3,325,000
Stock-based compensation	156,000	86,000		135,000	207,000	234,000
Provision for doubtful accounts	509,000	344,000		110,000	77,000	296,000
Deferred income taxes				(1,941,000)	5,845,000	1,022,000
Other	70,000	(336,000)		(358,000)	(65,000)	221,000
Changes in operating assets and liabilities:
Accounts receivable, net	(23,914,000)	3,811,000		9,573,000	2,446,000	(15,116,000)
Inventories, net	2,195,000	386,000		(850,000)	21,280,000	(32,713,000)
Prepaid and other current assets	2,939,000	(470,000)		(3,602,000)	(1,325,000)	(3,370,000)
Contract assets	(8,439,000)	38,000		38,000	(38,000)
Other assets	264,000	492,000		1,080,000	(939,000)	(1,251,000)
Accounts payable	645,000	1,377,000		(45,000)	(4,391,000)	7,519,000
Accrued expenses and other liabilities	(9,506,000)	(62,000)		13,609,000	(2,356,000)	16,472,000
Contract liabilities	11,397,000	60,000		(1,746,000)	4,265,000	(4,984,000)
Net cash provided by (used in) operating activities	(52,545,000)	(2,237,000)		(43,230,000)	(30,503,000)	(12,584,000)
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,723,000)	(3,171,000)		(5,225,000)	(6,886,000)	(18,140,000)
Proceeds from sales of short-term investments		1,500,000		8,903,000	7,993,000	21,066,000
Proceeds from maturities of short-term investments	2,200,000	31,150,000		53,650,000	12,777,000	24,900,000
Purchase of short-term investments		(23,436,000)		(28,823,000)	(35,331,000)
Considerations paid for acquisition				(2,473,000)
Proceeds from repayment of stockholder notes				3,512,000
Proceeds from cancellation of (investment in) corporate- owned life insurance policies					2,064,000	(2,069,000)
Net cash provided by (used in) investing activities	477,000	6,043,000		29,544,000	(19,383,000)	25,757,000
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of issuance costs	19,919,000			49,790,000	46,658,000
Repurchase of common stock					(2,500,000)
Payment of deferred stock issuance costs	(1,196,000)
Proceeds from notes payable	10,000,000	0		0	0	0
Net cash provided by (used in) financing activities	28,723,000			49,790,000	44,158,000
Effect of exchange rate fluctuations on cash and cash equivalents	(30,000)	(59,000)		(4,000)	(128,000)	(1,000)
Net increase (decrease) in cash and cash equivalents	(23,375,000)	3,747,000		36,100,000	(5,856,000)	13,172,000
Beginning cash and cash equivalents	60,004,000	23,904,000		23,904,000	29,760,000	16,588,000
Ending cash and cash equivalents	36,629,000	27,651,000	$ 23,904,000	60,004,000	23,904,000	29,760,000
Supplemental disclosures of cash flow information:
Cash paid for interest	38,000	27,000		77,000	14,000
Cash paid for (received from) income taxes, net	(7,811,000)	324,000		545,000	2,412,000	8,450,000
Supplemental disclosure of noncash investing and financing activities:
Changes in accrued purchases of property, plant and equipment	97,000	879,000		(115,000)	(417,000)	478,000
Assets held for sale reclassification	4,746,000	0		0	0	0
Accrued stock issuance costs	$ 1,186,000	$ 0		$ 0	$ 0	$ 0